United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
Institutional	EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2013, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Mexico	15.4%
Russia	10.2%
Brazil	10.0%
Venezuela	9.4%
Turkey	6.7%
Peru	5.4%
Indonesia	4.7%
Colombia	3.5%
United Arab Emirates	2.4%
Kazakhstan	2.4%
Thailand	2.3%
Uruguay	2.0%
Qatar	1.9%
Panama	1.7%
China	1.2%
Israel	1.1%
Morocco	0.9%
Paraguay	0.9%
India	0.9%
Hong Kong	0.9%
Jamaica	0.9%
South Africa	0.8%
Philippines	0.8%
Egypt	0.8%
Costa Rica	0.7%
Dominican Republic	0.7%
Semi-Annual Shareholder Report

Country	Exposure as a Percentage of Total Net Assets[1]
Chile	0.7%
El Salvador	0.5%
Senegal	0.4%
Sri Lanka	0.4%
Czech Republic	0.4%
Bolivia	0.3%
Trinidad and Tobago	0.3%
Nigeria	0.2%
Serbia	0.2%
Guatemala	0.1%
Cash Equivalents[2]	8.2%
Derivative Contracts[3]	0.1%
Other Assets and Liabilities—Net[4]	(0.4)%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the issuer to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—57.9%
		Aerospace & Defense—0.4%
$1,050,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	$1,118,250
		Automobile & Parts—1.3%
2,150,000	[1,2]	Metalsa Sa De CV, Series 144A, 4.90%, 4/24/2023	2,149,999
2,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	2,045,000
		TOTAL	4,194,999
		Banking—8.8%
2,500,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	2,456,250
2,800,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	3,052,000
600,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	587,250
1,000,000		Banco Do Brasil SA, 3.875%, 10/10/2022	942,500
3,000,000	[1,2]	Banco Do Brasil SA, Series 144A, 6.25%, 12/29/2049	2,909,999
750,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	774,375
1,120,000	[1,2]	Banco Santander, SA, Series 144A, 4.125%, 11/9/2022	1,108,800
1,250,000		BBVA Bancomer SA Texas, Series REGS, 7.25%, 4/22/2020	1,396,875
1,500,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.25%, 4/14/2015	1,582,500
1,000,000	[1,2]	El Fondo Mivivienda SA, Series 144A, 3.50%, 1/31/2023	964,000
1,100,000		SASOL Financing International PLC, 4.50%, 11/14/2022	1,093,125
1,500,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	1,487,310
3,500,000	[1,2]	Turkiye Garanti Bankasi AS, Series 144A, 5.25%, 9/13/2022	3,710,000
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,070,000
500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	543,350
1,000,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,078,750
		TOTAL	24,757,084
		Beverage & Tobacco—1.9%
750,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii AS, Series 144A, 3.375%, 11/1/2022	705,000
1,500,000	[1,2]	Corp Lindley SA, Series 144A, 4.625%, 4/12/2023	1,503,750
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,145,000
1,700,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	1,545,140
		TOTAL	4,898,890
		Broadcast Radio & TV—1.0%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,802,526
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—0.7%
$1,100,000		Cemex Finance LLC, Series REGS, 9.50%, 12/14/2016	$1,171,500
700,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	743,400
		TOTAL	1,914,900
		Building Materials—0.6%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	671,888
1,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	1,075,000
		TOTAL	1,746,888
		Chemicals—2.0%
755,000	[1,2]	ALPEK SA DE CV, Series 144A, 4.50%, 11/20/2022	768,213
1,900,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	1,957,000
600,000	[1,2]	Mexichem SA de CV, Series 144A, 4.875%, 9/19/2022	624,000
2,300,000	[1,2]	PTT Global Chemical PCL, Sr. Unsecd. Note, Series 144A, 4.25%, 9/19/2022	2,375,858
		TOTAL	5,725,071
		Conglomerates—2.0%
1,000,000	[1,2]	Gruposura Finance, Company Guarantee, Series 144A, 5.70%, 5/18/2021	1,097,000
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	219,400
2,000,000		Hutch Whampoa International Ltd., Series REGS, 6.00%, 5/29/2049	2,145,000
250,000	[1,2]	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	266,429
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,717,500
		TOTAL	5,445,329
		Farming & Agriculture—0.4%
1,090,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	1,045,038
		Food Producers—1.0%
830,000	[1,2]	BRF-Brasil Foods SA, Series 144A, 3.95%, 5/22/2023	798,875
1,730,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,834,352
		TOTAL	2,633,227
		Metals & Mining—3.7%
1,250,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	1,239,025
800,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	766,701
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$1,250,000	[1,2]	Compania Minera Milpo S.A., Series 144A, 4.625%, 3/28/2023	$1,206,250
650,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	614,250
1,150,000		Southern Copper Corp., 5.25%, 11/8/2042	1,004,955
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	1,999,160
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,511,489
		TOTAL	10,341,830
		Oil & Gas—21.2%
1,000,000	[1,2]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,135,000
400,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.50%, 7/1/2017	454,000
2,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	2,046,762
500,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 5.00%, 5/2/2042	525,476
500,000		CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	462,371
1,000,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	1,070,021
1,500,000	[1,2]	Gazprom Neft, Series 144A, 4.375%, 9/19/2022	1,447,500
850,000		Gazprom Neft, Series REGS, 4.375%, 9/19/2022	820,250
1,750,000	[1,2]	Gazprom, Series 144A, 4.95%, 7/19/2022	1,785,000
1,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	1,105,000
1,550,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/1/2041	2,015,000
1,000,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,130,000
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,130,000
400,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.40%, 4/30/2023	388,000
1,000,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,111,250
650,000	[1,2]	Lukoil International Finance BV, Series 144A, 3.416%, 4/24/2018	651,625
1,075,000	[1,2]	Lukoil International Finance BV, Series 144A, 4.563%, 4/24/2023	1,042,750
450,000	[1,2]	Pacific Rubiales, Series 144A, 5.125%, 3/28/2023	455,625
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,800,000
2,500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	2,875,000
1,590,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,538,325
2,000,000	[1,2]	Pertamina PT, Series 144A, 6.00%, 5/3/2042	1,900,000
1,800,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,914,471
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$14,500,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	$13,702,500
3,000,000		Petroleos de Venezuela, SA, Series REGS, 9.00%, 11/17/2021	2,700,000
750,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	804,375
800,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.50%, 10/25/2042	711,653
2,000,000	[1,2]	PTTEP Canada Internation, Series 144A, 6.35%, 6/12/2042	2,294,076
2,600,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 12/31/2049	2,470,000
2,000,000	[1,2]	Rosneft Oil Co. via Rosneft International, Series 144A, 4.199%, 3/6/2022	1,915,000
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	205,192
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	202,983
300,000	[1,2]	Thai Oil PCL, Series 144A, 3.625%, 1/23/2023	294,658
800,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	752,621
1,000,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	952,500
1,800,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,962,000
1,415,000	[1,2]	Zhaikmunai LLP, Series 144A, 7.125%, 11/13/2019	1,524,663
		TOTAL	59,295,647
		Pharmaceuticals—0.6%
400,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	430,000
1,100,000		Hypermarcas SA, Series REGS, 6.50%, 4/20/2021	1,182,500
		TOTAL	1,612,500
		Real Estate—0.7%
1,900,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	2,130,375
		Telecommunications & Cellular—6.2%
1,800,000		America Movil SAB de C.V., 3.125%, 7/16/2022	1,724,864
1,700,000	[1]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,695,750
650,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	709,085
1,000,000	[1,2]	Indosat Palapa Co. B.V., Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,093,750
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,840,800
500,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	540,000
1,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,092,500
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$900,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	$858,375
800,000	[1,2]	Qtel International Finance Ltd., Series 144A, 4.50%, 1/31/2043	756,000
1,200,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,305,000
1,100,000	[1,2]	Telfon Celuar Del Paragu, Series 144A, 6.75%, 12/13/2022	1,200,650
1,400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.5043%, 3/1/2022	1,519,000
2,000,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	1,965,500
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,182,500
		TOTAL	17,483,774
		Utilities—5.4%
900,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	884,250
1,000,000	[1,2]	Cez AS, Series 144A, 4.25%, 4/3/2022	1,044,360
1,780,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,931,300
2,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	2,425,000
600,000	[1,2]	Instituto Costarricense de Electricidad, Series 144A, 6.375%, 5/15/2043	565,500
1,100,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	1,244,119
1,550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	1,707,408
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,435,000
3,000,000	[1,2]	Perusahaan Listrik Negara PT, Series 144A, 5.25%, 10/24/2042	2,685,000
		TOTAL	14,921,937
		TOTAL CORPORATE BONDS (IDENTIFIED COST $155,514,997)	162,068,265
		FLOATING RATE LOAN—0.1%
		Farming & Agriculture—0.1%
630,047	[3]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $622,264)	252,334
		GOVERNMENTS/AGENCIES—34.1%
1,351,000		African Export-Import Bank, 5.75%, 7/27/2016	1,442,868
800,000		African Export-Import Bank, 8.75%, 11/13/2014	870,800
890,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	876,650
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,668,750
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	621,300
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	3,276,000
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES—continued
$400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	$479,000
500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.375%, 4/30/2025	487,500
400,000	[1,2]	Costa Rica, Government of, Series 144A, 5.625%, 4/30/2043	391,000
550,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	536,250
400,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	408,000
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	679,500
1,650,000		Dubai, Government of, 5.25%, 1/30/2043	1,518,000
375,000	[1,2]	Guatemala, Government of, Series 144A, 4.875%, 2/13/2028	365,625
2,500,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,575,000
1,350,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,525,500
1,500,000	[1,2]	Kingdom of Morocco, Series 144A, 4.25%, 12/11/2022	1,460,250
1,200,000	[1,2]	Kingdom of Morocco, Series 144A, 5.50%, 12/11/2042	1,138,764
MXN 51,000,000		Mex Bonos Desarr Fix Rate, 8.50%, 11/18/2038	5,013,316
MXN 46,500,000		Mex Bonos Desarr Fix Rate, 8.50%, 5/31/2029	4,574,793
BRL 4,031,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2023	1,913,152
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,790,625
1,300,000	[1,2]	Paraguay, Government of, Series 144A, 4.625%, 1/25/2023	1,287,000
4,276,000		Peru, Government of, 6.55%, 3/14/2037	5,483,970
PHP 22,000,000		Philippines, Government of, 3.90%, 11/26/2022	555,595
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,547,000
2,500,000		Republic of Venezuela, 7.75%, 10/13/2019	2,237,500
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	5,739,200
3,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	3,337,500
1,000,000	[1,2]	Russia, Government of, Unsecd. Note, Series 144A, 4.50%, 4/4/2022	1,076,500
4,134,750		Russia, Government of, Unsub., 7.50%, 3/31/2030	5,023,721
1,075,000	[1,2]	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 8.75%, 5/13/2021	1,257,750
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	443,600
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	500,000
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	669,500
1,550,000		Turkey, Government of, 3.25%, 3/23/2023	1,507,375
500,000		Turkey, Government of, 6.00%, 1/14/2041	575,000
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	8,731,800
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES—continued
$3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	$3,495,000
2,100,000		United Mexican States, 4.75%, 3/8/2044	2,084,250
4,697,000		United Mexican States, 6.75%, 9/27/2034	6,000,417
7,150,000		Venezuela, Government of, 9.375%, 1/13/2034	6,363,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $83,840,557)	95,528,821
		MUTUAL FUND—8.2%
22,972,539	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	22,972,539
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $262,950,357)[6]	280,821,959
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[7]	(777,758)
		TOTAL NET ASSETS—100.0%	$280,044,201
At May 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/15/2013	133,845,800 MXN	$10,857,938	$(383,436)
Contracts Sold:
8/15/2013	133,845,800 MXN	$10,915,673	$512,906
9/3/2013	124,964,700 MXN	$9,723,744	$26,010
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$155,480
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $121,418,149, which represented 43.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2013, these liquid restricted securities amounted to $119,013,314, which represented 42.5% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
Semi-Annual Shareholder Report

4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $262,584,710.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$162,068,265	$—	$162,068,265
Floating Rate Loan	—	—	252,334	252,334
Governments/Agencies	—	95,528,821	—	95,528,821
Mutual Fund	22,972,539	—	—	22,972,539
TOTAL SECURITIES	$22,972,539	$257,597,086	$252,334	$280,821,959
OTHER FINANCIAL INSTRUMENTS*	$—	$155,480	$—	$155,480
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
MXN	—Mexican Peso
PHP	—Philippine Peso
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.56	$9.28	$9.33	$8.61	$5.87	$8.98
Income From Investment Operations:
Net investment income	0.22	0.48	0.60	0.63	0.49	0.58[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.45)	1.26	(0.10)	0.63	2.69	(2.87)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	1.74	0.50	1.26	3.18	(2.29)
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.55)	(0.56)	(0.44)	(0.44)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.37)
Return of capital[2]	—	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.23)	(0.46)	(0.55)	(0.56)	(0.44)	(0.82)
Regulatory Settlement Proceeds	—	—	—	0.02[3]	—	—
Net Asset Value, End of Period	$10.10	$10.56	$9.28	$9.33	$8.61	$5.87
Total Return[4]	(2.22)%	19.17%	5.52%	15.38%[3]	55.69%	(27.91)%
Ratios to Average Net Assets:
Net expenses	1.18%[5]	1.21%	1.25%	1.25%	1.24%	1.16%
Net investment income	4.16%[5]	4.93%	6.45%	6.92%	8.03%	7.21%
Expense waiver/reimbursement[6]	0.21%[5]	0.31%	0.40%	0.43%	0.66%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,586	$178,764	$124,938	$129,378	$82,857	$53,008
Portfolio turnover	21%	20%	26%	26%	78%	69%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.54	$9.27	$9.32	$8.60	$5.87	$8.98
Income From Investment Operations:
Net investment income	0.18	0.43	0.54	0.58	0.42	0.52[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.44)	1.22	(0.11)	0.61	2.70	(2.87)
TOTAL FROM INVESTMENT OPERATIONS	(0.26)	1.65	0.43	1.19	3.12	(2.35)
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.48)	(0.49)	(0.39)	(0.38)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.37)
Return of capital[2]	—	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.19)	(0.38)	(0.48)	(0.49)	(0.39)	(0.76)
Regulatory Settlement Proceeds	—	—	—	0.02[3]	—	—
Net Asset Value, End of Period	$10.09	$10.54	$9.27	$9.32	$8.60	$5.87
Total Return[4]	(2.50)%	18.19%	4.73%	14.53%[3]	54.45%	(28.41)%
Ratios to Average Net Assets:
Net expenses	1.93%[5]	1.96%	2.00%	2.00%	1.99%	1.91%
Net investment income	3.51%[5]	4.29%	5.73%	6.56%	7.34%	6.43%
Expense waiver/reimbursement[6]	0.21%[5]	0.31%	0.40%	0.45%	0.68%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,234	$12,848	$12,569	$14,307	$15,556	$14,160
Portfolio turnover	21%	20%	26%	26%	78%	69%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.36% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.52	$9.25	$9.30	$8.58	$5.86	$8.97
Income From Investment Operations:
Net investment income	0.18	0.41	0.53	0.56	0.43	0.52[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.44)	1.24	(0.10)	0.63	2.68	(2.87)
TOTAL FROM INVESTMENT OPERATIONS	(0.26)	1.65	0.43	1.19	3.11	(2.35)
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.48)	(0.49)	(0.39)	(0.38)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.37)
Return of capital[2]	—	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.19)	(0.38)	(0.48)	(0.49)	(0.39)	(0.76)
Regulatory Settlement Proceeds	—	—	—	0.02[3]	—	—
Net Asset Value, End of Period	$10.07	$10.52	$9.25	$9.30	$8.58	$5.86
Total Return[4]	(2.50)%	18.23%	4.74%	14.57%[3]	54.38%	28.44%
Ratios to Average Net Assets:
Net expenses	1.93%[5]	1.96%	2.00%	2.00%	1.99%	1.91%
Net investment income	3.45%[5]	4.19%	5.69%	6.41%	7.18%	6.48%
Expense waiver/reimbursement[6]	0.21%[5]	0.31%	0.40%	0.45%	0.66%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,014	$38,177	$29,511	$27,261	$21,745	$14,661
Portfolio turnover	21%	20%	26%	26%	78%	69%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Period Ended 11/30/2012[1]
Net Asset Value, Beginning of Period	$10.57	$9.77
Income From Investment Operations:
Net investment income	0.23	0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.44)	0.83
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	1.12
Less Distributions:
Distributions from net investment income	(0.25)	(0.32)
Net Asset Value, End of Period	$10.11	$10.57
Total Return[2]	(2.10)%	11.65%
Ratios to Average Net Assets:
Net expenses	0.93%[3]	0.93%[3]
Net investment income	4.34%[3]	4.00%[3]
Expense waiver/reimbursement[4]	0.21%[3]	0.31%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,211	$34,732
Portfolio turnover	21%	20%[5]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $22,972,539 of investment in an affiliated holding (Note 5) (identified cost $262,950,357)		$280,821,959
Cash denominated in foreign currencies (identified cost $644,453)		621,692
Receivable for investments sold		10,402,767
Income receivable		3,321,199
Unrealized appreciation on foreign exchange contracts		538,916
Receivable for shares sold		358,675
TOTAL ASSETS		296,065,208
Liabilities:
Payable for investments purchased	$10,474,502
Unrealized depreciation on foreign exchange contracts	383,436
Payable for shares redeemed	4,981,519
Payable for shareholder services fee (Note 5)	56,244
Payable for distribution services fee (Note 5)	34,646
Payable for Directors'/Trustees' fees (Note 5)	450
Accrued expenses (Note 5)	90,210
TOTAL LIABILITIES		16,021,007
Net assets for 27,726,835 shares outstanding		$280,044,201
Net Assets Consist of:
Paid-in capital		$260,684,036
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		17,920,933
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		1,690,643
Distributions in excess of net investment income		(251,411)
TOTAL NET ASSETS		$280,044,201
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($179,585,832 ÷ 17,772,842 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.10
Offering price per share (100/95.50 of $10.10)	$10.58
Redemption proceeds per share	$10.10
Class B Shares:
Net asset value per share ($12,233,520 ÷ 1,212,903 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$10.09
Offering price per share	$10.09
Redemption proceeds per share (94.50/100 of $10.09)	$9.54
Class C Shares:
Net asset value per share ($40,014,047 ÷ 3,974,746 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$10.07
Offering price per share	$10.07
Redemption proceeds per share (99.00/100 of $10.07)	$9.97
Institutional Shares:
Net asset value per share ($48,210,802 ÷ 4,766,344 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$10.11
Offering price per share	$10.11
Redemption proceeds per share	$10.11
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends received from an affiliated holding (Note 5)		$9,186
Interest		7,757,438
TOTAL INCOME		7,766,624
Expenses:
Investment adviser fee (Note 5)	$1,235,955
Administrative fee (Note 5)	113,393
Custodian fees	19,857
Transfer and dividend disbursing agent fees and expenses	134,901
Directors'/Trustees' fees (Note 5)	1,446
Auditing fees	15,809
Legal fees	4,004
Portfolio accounting fees	72,325
Distribution services fee (Note 5)	199,188
Shareholder services fee (Note 5)	307,272
Account administration fee (Note 2)	479
Share registration costs	35,095
Printing and postage	21,847
Insurance premiums (Note 5)	2,209
Taxes	10,942
Miscellaneous (Note 5)	2,607
TOTAL EXPENSES	2,177,329
Waiver/reimbursement of investment adviser fee (Note 5)	(310,985)
Net expenses		1,866,344
Net investment income		5,900,280
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		2,251,817
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(15,344,392)
Net realized and unrealized loss on investments and foreign currency transactions		(13,092,575)
Change in net assets resulting from operations		$(7,192,295)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,900,280	$10,240,578
Net realized gain on investments and foreign currency transactions	2,251,817	125,910
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(15,344,392)	27,065,283
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,192,295)	37,431,771
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,355,066)	(6,963,294)
Class B Shares	(234,840)	(473,707)
Class C Shares	(747,679)	(1,299,252)
Class F Shares	—	(249,872)
Institutional Shares	(1,000,305)	(593,714)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,337,890)	(9,579,839)
Share Transactions:
Proceeds from sale of shares	125,888,906	190,312,867
Net asset value of shares issued to shareholders in payment of distributions declared	4,826,088	7,208,414
Cost of shares redeemed	(101,660,805)	(131,864,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,054,189	65,656,757
Change in net assets	15,524,004	93,508,689
Net Assets:
Beginning of period	264,520,197	171,011,508
End of period (including undistributed (distributions in excess of) net investment income of $(251,411) and $186,199, respectively)	$280,044,201	$264,520,197
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund previously offered Class F Shares which on November 9, 2012, were converted to Class A Shares on a tax-free basis. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended May 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$479
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $54,777 and $76,988, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Semi-Annual Shareholder Report

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at May 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$650,000	$709,085
Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2/19/2013	$1,700,000	$1,695,750
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$538,916	Unrealized depreciation on foreign exchange contracts	$383,436
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$63,650
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$155,480
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,469,114	$89,469,891	13,001,505	$128,324,171
Shares exchanged from Class F Shares	—	—	744,495	7,809,750
Shares issued to shareholders in payment of distributions declared	318,985	3,353,728	519,014	5,122,435
Shares redeemed	(7,943,481)	(82,940,122)	(10,797,173)	(106,938,600)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	844,618	$9,883,497	3,467,841	$34,317,756
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	195,440	$2,049,650	308,627	$3,103,915
Shares issued to shareholders in payment of distributions declared	17,173	180,330	39,894	391,752
Shares redeemed	(218,594)	(2,295,690)	(486,190)	(4,813,241)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,981)	$(65,710)	(137,669)	$(1,317,574)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	690,101	$7,229,134	990,667	$9,849,250
Shares issued to shareholders in payment of distributions declared	52,448	549,638	92,552	910,602
Shares redeemed	(396,257)	(4,132,418)	(645,264)	(6,351,527)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	346,292	$3,646,354	437,955	$4,408,325
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	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	—	—	365,209	$3,604,063
Shares issued to shareholders in payment of distributions declared	—	—	25,182	248,781
Shares exchanged into Class A Shares	—	—	(743,748)	(7,809,750)
Shares redeemed	—	—	(76,538)	(755,043)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	—	—	(429,895)	$(4,711,949)
	Six Months Ended 5/31/2013		Period Ended 11/30/2012[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,576,902	$27,140,231	3,734,194	$37,621,718
Shares issued to shareholders in payment of distributions declared	70,597	742,392	52,233	534,844
Shares redeemed	(1,167,015)	(12,292,575)	(500,567)	(5,196,363)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,480,484	$15,590,048	3,285,860	$32,960,199
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,665,413	$29,054,189	6,624,092	$65,656,757
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
4. Federal Tax Information
At May 31, 2013, the cost of investments for federal tax purposes was $262,584,710. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $18,237,249. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,261,886 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,024,637.
At November 30, 2012, the Fund had a capital loss carryforward of $809,135 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2017	$809,135	NA	$809,135
5. Investment Adviser Fee and Other Transactions With Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $302,352 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$47,846
Class C Shares	151,342
TOTAL	$199,188
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $53,865 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $22,586 in sales charges from the sale of Class A Shares. FSC also retained $398 of CDSC relating to redemptions of Class A Shares, $12,698 relating to redemptions of Class B Shares and $3,776 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$240,896
Class B Shares	15,949
Class C Shares	50,427
TOTAL	$307,272
For the six months ended May 31, 2013 FSSC received $9,809 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that total annual fund operating expenses (excluding dividends and other expenses related to short sales) (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the
Semi-Annual Shareholder Report

Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions with Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $8,633. Transactions involving the affiliated holding during the six months ended May 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	17,443,752
Purchases/Additions	110,699,134
Sales/Reductions	(105,170,347)
Balance of Shares Held 5/31/2013	22,972,539
Value	$22,972,539
Dividend Income	$9,186
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$84,113,512
Sales	$56,640,335
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
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9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$977.80	$5.82
Class B Shares	$1,000	$975.00	$9.50
Class C Shares	$1,000	$975.00	$9.50
Institutional Shares	$1,000	$979.00	$4.59
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$5.94
Class B Shares	$1,000	$1,015.31	$9.70
Class C Shares	$1,000	$1,015.31	$9.70
Institutional Shares	$1,000	$1,020.29	$4.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.18%
Class B Shares	1.93%
Class C Shares	1.93%
Institutional Shares	0.93%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Emerging Market Debt Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was at the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, it was noted that in 2012, Federated increased its waiver by 8 basis points.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Semi-Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U763
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
Institutional	FGFLX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	18.4%
Switzerland	15.2%
Germany	13.8%
France	10.5%
Hong Kong	6.5%
Ireland	5.9%
Italy	4.4%
Netherlands	4.2%
Sweden	3.3%
Singapore	3.1%
Spain	3.0%
Mexico	2.0%
Israel	0.9%
Canada	0.7%
Other Securities[2]	3.9%
Cash Equivalents[3]	3.8%
Derivative Contracts[4]	(0.2)%
Other Assets and Liabilities—Net[5]	0.6%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other Securities include U.S. Treasury and an Investment Fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2013, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	31.3%
Industrials	21.8%
Consumer Discretionary	18.1%
Materials	10.5%
Consumer Staples	7.6%
Information Technology	2.6%
Other Securities[2]	3.9%
Cash Equivalents[3]	3.8%
Derivative Contracts[4]	(0.2)%
Other Assets and Liabilities—Net[5]	0.6%
TOTAL	100.0%
6	Except for Other Securities, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2013 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—91.9%
		Canada—0.7%
98,400		Potash Corp. of Saskatchewan, Inc.	$4,134,768
		France—10.5%
393,020		Accor SA	14,023,561
434,192		AXA	8,745,422
349,396		BNP Paribas SA	20,365,830
314,240		Edenred	9,943,343
22,923		L'Oreal SA	3,842,792
915,641		Television Francaise (TF1)	10,303,467
		TOTAL	67,224,415
		Germany—13.8%
95,475		Bayerische Motoren Werke AG	9,127,728
353,413		Daimler AG	22,660,673
247,950		Heidelberger Zement AG	18,816,561
977,668		Kloeckner & Co. AG	12,433,542
233,187		Rheinmetall AG	11,737,880
142,931		SAP AG	10,886,474
164,071		ThyssenKrupp AG	3,291,100
		TOTAL	88,953,958
		Hong Kong—6.5%
1,080,040		Dah Sing Financial Group	4,813,058
1,610,900		Hang Lung Properties Ltd.	5,616,570
1,660,603		HSBC Holdings PLC	18,217,408
518,769		Sun Hung Kai Properties	6,824,699
642,131		Wing Hang Bank Ltd.	6,125,073
		TOTAL	41,596,808
		Ireland—5.9%
730,826		CRH PLC	15,430,123
1,053,303		Grafton Group PLC	7,368,763
262,100		Ingersoll-Rand PLC, Class A	15,078,613
		TOTAL	37,877,499
		Israel—0.9%
116,000	[1]	Check Point Software Technologies Ltd.	5,809,280
		Italy—4.4%
4,325,667		Intesa Sanpaolo SpA	8,133,225
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
3,561,034	[1]	UniCredit SpA	$20,134,426
		TOTAL	28,267,651
		Mexico—2.0%
56,900		Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B, ADR	6,819,465
238,300		Grupo Televisa S.A.B., ADR	6,214,864
		TOTAL	13,034,329
		Netherlands—4.2%
220,015		Akzo Nobel NV	14,046,988
467,507		Philips Electronics NV	13,211,653
		TOTAL	27,258,641
		Singapore—3.1%
711,000		City Developments Ltd.	6,043,948
617,809		DBS Group Holdings Ltd.	8,361,523
332,904		United Overseas Bank Ltd.	5,623,606
		TOTAL	20,029,077
		Spain—3.0%
2,668,709		Banco Santander, SA	19,171,194
		Sweden—3.3%
416,800		Assa Abloy AB, Class B	16,616,041
332,900		Volvo AB, Class B	4,856,680
		TOTAL	21,472,721
		Switzerland—15.2%
305,611		Adecco SA	16,984,604
117,512		Compagnie Financiere Richemont SA, Class A	10,328,776
835,774		Credit Suisse Group AG	24,787,615
9,348		Givaudan SA	11,999,966
323,654	[1]	Julius Baer Group Ltd.	12,680,775
153,342		Nestle SA	10,118,559
19,349		Swatch Group AG, Class B	10,984,185
		TOTAL	97,884,480
		United Kingdom—18.4%
557,058		Diageo PLC	16,491,610
512,689		Imperial Tobacco Group PLC	18,360,283
284,879		InterContinental Hotels Group PLC	8,209,551
539,123		Invesco Ltd.	18,190,010
2,140,665		Michael Page International PLC	12,329,385
204,956		Schroders PLC	7,274,905
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
161,869		Signet Jewelers Ltd.	$11,089,645
260,462		Wolseley PLC	13,197,569
785,052		WPP PLC	13,408,911
		TOTAL	118,551,869
		TOTAL COMMON STOCKS (IDENTIFIED COST $445,455,771)	591,266,690
		U.S. TREASURY—0.1%
$670,000	[2,3]	United States Treasury Bill, 0.00%, 8/8/2013	669,965
20,000	[2,3]	United States Treasury Bill, 0.00%, 8/22/2013	19,999
		TOTAL U.S. TREASURY (IDENTIFIED COST $689,962)	689,964
		INVESTMENT FUND—3.8%
2,232,058		iShares MSCI Japan (IDENTIFIED COST $24,407,331)	24,195,509
		MUTUAL FUND—3.8%
24,789,128	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	24,789,128
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $495,342,192)[6]	640,941,291
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	2,356,276
		TOTAL NET ASSETS—100%	$643,297,567
At May 31, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]The Tokyo Price Index Futures	270	$30,439,003	June 2013	$(1,238,502)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Semi-Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock:
International	$591,266,690	$—	$—	$591,266,690
Debt Securities:
U.S. Treasury	—	689,964	—	689,964
Investment Fund	24,195,509	—	—	24,195,509
Mutual Fund	24,789,128	—	—	24,789,128
TOTAL SECURITIES	$640,251,327	$689,964	$—	$640,941,291
OTHER FINANCIAL INSTRUMENTS*	$(1,238,502)	$—	$—	$(1,238,502)
*	Other financial instruments include futures contracts.
The following acronym was used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$25.65	$21.41	$23.32	$21.24	$13.97	$26.04
Income From Investment Operations:
Net investment income[1]	0.32	0.23	0.14	0.07	0.16	0.32
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.90	4.10	(2.12)	2.02	7.58	(12.22)
TOTAL FROM INVESTMENT OPERATIONS	3.22	4.33	(1.98)	2.09	7.74	(11.90)
Less Distributions:
Distributions from net investment income	(0.21)	(0.09)	(0.04)	(0.01)	(0.47)	(0.17)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.11[3]	—	—	—
Net Asset Value, End of Period	$28.66	$25.65	$21.41	$23.32	$21.24	$13.97
Total Return[4]	12.62%	20.34%	(8.04)%[3]	9.85%	56.56%	(46.00)%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.49%	1.49%[6]	1.65%[6]	1.78%	1.65%
Net investment income	2.32%[5]	0.98%	0.58%	0.33%	0.98%	1.45%
Expense waiver/reimbursement[7]	0.03%[5]	0.12%	0.17%	0.12%	0.42%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$322,261	$235,540	$214,019	$186,495	$178,706	$51,749
Portfolio turnover	2%	16%	35%	24%	21%	3%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received regulatory settlements from unaffiliated third parties, which had an impact of 0.47% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49% and 1.65% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$24.01	$20.11	$22.02	$20.20	$13.12	$24.49
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.05	(0.04)	(0.09)	0.03	0.13
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.73	3.85	(1.98)	1.91	7.18	(11.50)
TOTAL FROM INVESTMENT OPERATIONS	2.92	3.90	(2.02)	1.82	7.21	(11.37)
Less Distributions:
Distributions from net investment income	(0.04)	—	—	—	(0.13)	—
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.11[3]	—	—	—
Net Asset Value, End of Period	$26.89	$24.01	$20.11	$22.02	$20.20	$13.12
Total Return[4]	12.18%	19.39%	(8.67)%[3]	9.01%	55.41%	(46.43)%
Ratios to Average Net Assets:
Net expenses	2.25%[5]	2.24%	2.24%[6]	2.40%[6]	2.52%	2.40%
Net investment income (loss)	1.44%[5]	0.23%	(0.19)%	(0.42)%	0.22%	0.64%
Expense waiver/reimbursement[7]	0.03%[5]	0.12%	0.17%	0.12%	0.43%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,704	$15,557	$15,169	$15,973	$18,719	$12,837
Portfolio turnover	2%	16%	35%	24%	21%	3%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received regulatory settlements from unaffiliated third parties, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.97	$20.07	$21.98	$20.16	$13.15	$24.55
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.06	(0.04)	(0.09)	0.03	0.14
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.73	3.84	(1.98)	1.91	7.17	(11.54)
TOTAL FROM INVESTMENT OPERATIONS	2.91	3.90	(2.02)	1.82	7.20	(11.40)
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	(0.19)	—
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.11[3]	—	—	—
Net Asset Value, End of Period	$26.87	$23.97	$20.07	$21.98	$20.16	$13.15
Total Return[4]	12.16%	19.43%	(8.69)%[3]	9.03%	55.37%	(46.44)%
Ratios to Average Net Assets:
Net expenses	2.25%[5]	2.24%	2.24%[6]	2.40%[6]	2.54%	2.39%
Net investment income (loss)	1.38%[5]	0.26%	(0.19)%	(0.43)%	0.18%	0.68%
Expense waiver/reimbursement[7]	0.03%[5]	0.12%	0.17%	0.13%	0.41%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,400	$32,937	$36,433	$38,557	$36,918	$5,474
Portfolio turnover	2%	16%	35%	24%	21%	3%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received regulatory settlements from unaffiliated third parties, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,		Period Ended 11/30/2010[1]
		2012	2011
Net Asset Value, Beginning of Period	$25.71	$21.47	$23.35	$20.61
Income From Investment Operations:
Net investment income (loss)[2]	0.35	0.27	0.15	(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.91	4.12	(2.08)	2.75
TOTAL FROM INVESTMENT OPERATIONS	3.26	4.39	(1.93)	2.74
Less Distributions:
Distributions from net investment income	(0.27)	(0.15)	(0.07)	—
Redemption Fees	—	—	—	0.00[3]
Regulatory Settlement Proceeds	—	—	0.12[4]	—
Net Asset Value, End of Period	$28.70	$25.71	$21.47	$23.35
Total Return[5]	12.75%	20.65%	(7.79)%[4]	13.29%
Ratios to Average Net Assets:
Net expenses	1.25%[6]	1.24%	1.24%[7]	1.24%[6,7]
Net investment income (loss)	2.52%[6]	1.19%	0.69%	(0.07)%[6]
Expense waiver/reimbursement[8]	0.03%[6]	0.12%	0.18%	0.23%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$264,932	$201,149	$133,781	$15,947
Portfolio turnover	2%	16%	35%	24%[9]
1	Reflects operations for the period from June 21, 2010 (date of initial investment) to November 30, 2010.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2011, the Fund received regulatory settlements from unaffiliated third parties, which had an impact of 0.52% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24% and 1.24% for the year ended November 30, 2011 and the period ended November 30, 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2010.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $24,789,128 of investment in an affiliated holding (Note 5) (identified cost $495,342,192)		$640,941,291
Cash denominated in foreign currencies (identified cost $410,770)		410,829
Income receivable		2,334,903
Receivable for shares sold		1,886,763
Receivable for investments sold		1,438,516
Receivable for daily variation margin		183,953
TOTAL ASSETS		647,196,255
Liabilities:
Payable for investments purchased	$2,876,104
Payable for shares redeemed	744,430
Payable for shareholder services fee (Note 5)	76,403
Payable for distribution services fee (Note 5)	36,043
Payable for Directors'/Trustees' fees (Note 5)	689
Accrued expenses (Note 5)	165,019
TOTAL LIABILITIES		3,898,688
Net assets for 22,563,742 shares outstanding		$643,297,567
Net Assets Consist of:
Paid-in capital		$571,636,509
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		144,355,265
Accumulated net realized loss on investments and foreign currency transactions		(79,458,572)
Undistributed net investment income		6,764,365
TOTAL NET ASSETS		$643,297,567
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($322,260,816 ÷ 11,244,321 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$28.66
Offering price per share (100/94.50 of $28.66)	$30.33
Redemption proceeds per share	$28.66
Class B Shares:
Net asset value per share ($18,703,892 ÷ 695,582 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$26.89
Offering price per share	$26.89
Redemption proceeds per share (94.50/100 of $26.89)	$25.41
Class C Shares:
Net asset value per share ($37,400,458 ÷ 1,391,651 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$26.87
Offering price per share	$26.87
Redemption proceeds per share (99.00/100 of $26.87)	$26.60
Institutional Shares:
Net asset value per share ($264,932,401 ÷ 9,232,188 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$28.70
Offering price per share	$28.70
Redemption proceeds per share	$28.70
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $20,953 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $998,379)		$10,925,537
Expenses:
Investment adviser fee (Note 5)	$2,891,303
Administrative fee (Note 5)	225,468
Custodian fees	36,923
Transfer and dividend disbursing agent fees and expenses	370,276
Directors'/Trustees' fees (Note 5)	1,918
Auditing fees	14,196
Legal fees	3,829
Portfolio accounting fees	64,527
Distribution services fee (Note 5)	201,988
Shareholder services fee (Note 5)	408,675
Account administration fee (Note 2)	7,407
Share registration costs	26,737
Printing and postage	28,793
Insurance premiums (Note 5)	2,338
Taxes	19,683
Miscellaneous (Note 5)	32,496
TOTAL EXPENSES	4,336,557
Waiver/reimbursement of investment adviser fee (Note 5)	(91,420)
Net expenses		4,245,137
Net investment income		6,680,400
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		734,129
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		57,761,244
Net change in unrealized depreciation of futures contracts		(1,238,502)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		57,256,871
Change in net assets resulting from operations		$63,937,271
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,680,400	$4,201,183
Net realized gain (loss) on investments and foreign currency transactions	734,129	(11,815,572)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	56,522,742	88,576,489
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,937,271	80,962,100
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,955,197)	(872,835)
Class B Shares	(27,570)	—
Class C Shares	(19,673)	—
Institutional Shares	(2,111,236)	(1,014,315)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,113,676)	(1,887,150)
Share Transactions:
Proceeds from sale of shares	188,713,114	146,389,193
Net asset value of shares issued to shareholders in payment of distributions declared	2,656,843	1,381,345
Cost of shares redeemed	(93,079,609)	(141,063,345)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	98,290,348	6,707,193
Change in net assets	158,113,943	85,782,143
Net Assets:
Beginning of period	485,183,624	399,401,481
End of period (including undistributed net investment income of $6,764,365 and $4,197,641, respectively)	$643,297,567	$485,183,624
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2013 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended May 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$7,277
Class C Shares	130
TOTAL	$7,407
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $4,348,429. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $443,638 and $670,061, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(1,238,502)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(73,604)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(1,238,502)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,541,673	$98,747,041	2,581,632	$60,150,432
Shares issued to shareholders in payment of distributions declared	60,524	1,611,137	36,668	749,135
Shares redeemed	(1,540,294)	(42,866,640)	(3,430,311)	(79,147,239)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,061,903	$57,491,538	(812,011)	$(18,247,672)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	145,265	$3,783,729	143,658	$3,228,770
Shares issued to shareholders in payment of distributions declared	981	24,571	—	—
Shares redeemed	(98,669)	(2,564,416)	(250,000)	(5,379,595)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	47,577	$1,243,884	(106,342)	$(2,150,825)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	322,830	$8,416,380	293,642	$6,432,037
Shares issued to shareholders in payment of distributions declared	559	13,996	—	—
Shares redeemed	(305,963)	(7,992,272)	(734,545)	(15,927,948)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	17,426	$438,104	(440,903)	$(9,495,911)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,795,713	$77,765,964	3,305,447	$76,577,954
Shares issued to shareholders in payment of distributions declared	37,820	1,007,139	30,945	632,210
Shares redeemed	(1,426,026)	(39,656,281)	(1,741,428)	(40,608,563)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,407,507	$39,116,822	1,594,964	$36,601,601
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,534,413	$98,290,348	235,708	$6,707,193
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4. Federal Tax Information
At May 31, 2013, the cost of investments for federal tax purposes was $495,342,192. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $145,599,099. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $155,940,278 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,341,179.
At November 30, 2012, the Fund had a capital loss carryforward of $74,004,339 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$1,193,979	$10,531,793	$11,725,772
2015	$26,589,640	NA	$26,589,640
2016	$24,743,792	NA	$24,743,792
2017	$10,945,135	NA	$10,945,135
As a result of the tax-free transfer of assets from Tributary International Equity Fund, the use of certain capital loss carryforwards listed above may be limited.
5. Investment Adviser Fee and Other Transactions With Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $71,954 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$65,818
Class C Shares	136,170
TOTAL	$201,988
For the six months ended May 31, 2013, FSC retained $41,906 of fees paid by the Fund. For the six months ended May 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $33,386 in sales charges from the sale of Class A Shares. FSC also retained $10,632 and $1,368 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,072 of Service Fees for the six months ended May 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$341,641
Class B Shares	21,939
Class C Shares	45,095
TOTAL	$408,675
For the six months ended May 31, 2013, FSSC received $14,392 of Service Fees paid by the Fund.
Expense Limitation
Effective June 24, 2013, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding any tax reclaim recovery fees) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.98%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $19,466. Transactions involving the affiliated holding during the six months ended May 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	22,497,468
Purchases/Additions	93,316,164
Sales/Reductions	(91,024,504)
Balance of Shares Held 5/31/2013	24,789,128
Value	$24,789,128
Dividend Income	$20,953
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$106,840,233
Sales	$9,062,966
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
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25

10. SUBSEQUENT EVENTS
Effective June 24, 2013, the Adviser has agreed to contractually reduce the management fee from 1.00% to 0.90%, and the Adviser and certain of its affiliates have voluntarily agreed to waive their respective fees and/or reimburse expenses as presented on page 24 of this Semi-Annual Report under the section Expense Limitation.
Effective June 24, 2013, the Fund will offer Class R Shares. In addition, the Directors approved adding an R6 Share class to the Fund which will become effective on or around August 5, 2013.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,126.20	$7.95[2]
Class B Shares	$1,000	$1,121.80	$11.90[3]
Class C Shares	$1,000	$1,121.60	$11.90[4]
Institutional Shares	$1,000	$1,127.50	$6.63[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.45	$7.54[2]
Class B Shares	$1,000	$1,013.71	$11.30[3]
Class C Shares	$1,000	$1,013.71	$11.30[4]
Institutional Shares	$1,000	$1,018.70	$6.29[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.23% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.52 and $6.19, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.98% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $10.47 and $9.95, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.98% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $10.47 and $9.95, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.98% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.20 and $4.94, respectively.
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2013
Federated International Leaders Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, Federated presented a proposal at the May 2013 Board meeting to increase its waiver by 29 basis points, which the Board approved. In addition, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 10 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U623
G02455-04 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
Institutional	ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	19.4%
Japan	15.1%
France	9.9%
Canada	7.4%
Germany	4.9%
Bermuda	4.3%
Thailand	3.6%
Mexico	3.2%
Italy	3.0%
Norway	2.8%
Singapore	2.4%
Ireland	2.1%
Switzerland	2.1%
Sweden	1.9%
Luxembourg	1.6%
Cayman Islands	1.6%
Panama	1.5%
Netherlands	1.5%
China	1.4%
Israel	1.1%
Denmark	1.0%
South Korea	1.0%
Hong Kong	1.0%
Austria	0.9%
Brazil	0.9%
Jersey Channel Isle	0.8%
Other Security[2]	1.3%
Cash Equivalents[3]	1.2%
Derivative Contracts[4,5]	(0.0)%
Other Assets and Liabilities—Net[6]	1.1%
TOTAL	100.0%
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At May 31, 2013, the Fund's sector classification composition7 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	26.5%
Industrials	23.4%
Financials	10.7%
Materials	10.7%
Energy	9.2%
Health Care	7.4%
Information Technology	6.7%
Consumer Staples	1.8%
Other Security[2]	1.3%
Cash Equivalents[3]	1.2%
Derivative Contracts[4,5]	(0.0)%
Other Assets and Liabilities—Net[6]	1.1%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other Security includes an exchange-traded fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	Except for Other Security, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2013 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.4%
		Austria—0.9%
33,174		Andritz AG	$1,792,294
		Bermuda—4.3%
1,600,000	[1]	Brilliance China Automotive Holdings Ltd.	1,825,991
900,000	[1]	Haier Electronics Group	1,594,203
69,999		Invesco Ltd.	2,361,766
47,200		Signet Jewelers Ltd.	3,233,672
		TOTAL	9,015,632
		Brazil—0.9%
36,272		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	1,783,132
		Canada—7.4%
28,800		Agrium, Inc.	2,662,906
335,000	[1]	Ainsworth Lumber Co. Ltd.	1,224,644
471,900		Bombardier, Inc., Class B	2,139,311
24,000	[1]	Catamaran Corp	1,181,280
51,500		Dollarama, Inc.	3,612,824
28,500		National Bank of Canada, Montreal	2,097,193
37,900		Norbord, Inc.	1,239,998
15,400		West Fraser Timber Co. Ltd.	1,143,915
		TOTAL	15,302,071
		Cayman Islands—1.6%
1,110,000		China State Construction International Holdings Ltd.	1,774,755
109,000	[1]	Fabrinet	1,583,770
		TOTAL	3,358,525
		China—1.4%
3,579,000		China Everbright International Ltd.	2,905,348
		Denmark—1.0%
25,000		Pandora A/S	867,731
9,000		Rockwool International A/S	1,215,748
		TOTAL	2,083,479
		France—9.9%
50,052		Accor SA	1,785,933
33,000		Bureau Veritas SA	3,825,655
50,000		Edenred	1,582,125
45,211		JC Decaux SA	1,172,829
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
56,000		Publicis Groupe	$3,981,685
8,500		Remy Cointreau	983,260
28,730		Technip SA	3,173,455
34,000		Teleperformance	1,593,318
19,300		Zodiac SA	2,536,758
		TOTAL	20,635,018
		Germany—4.9%
62,705		GEA Group AG	2,279,913
44,975		Gerresheimer AG	2,702,967
25,835		Heidelberger Zement AG	1,960,580
111,453		Wire Card AG	3,233,374
		TOTAL	10,176,834
		Hong Kong—1.0%
854,000		China Bluechemical Ltd.	523,492
584,500		Techtronic Industries Co.	1,475,673
		TOTAL	1,999,165
		Ireland—2.1%
168,000		Grafton Group PLC	1,175,305
55,600		Ingersoll-Rand PLC, Class A	3,198,668
		TOTAL	4,373,973
		Israel—1.1%
61,265		NICE-Systems Ltd., ADR	2,260,678
		Italy—3.0%
178,724		Azimut Holding S.P.A.	3,386,014
135,200	[1]	Yoox SpA	2,758,647
		TOTAL	6,144,661
		Japan—15.1%
54,400		Aisin Seiki Co.	1,969,905
55,400		Avex, Inc.	1,692,844
101,000		Daihatsu Motor Co. Ltd.	2,144,957
40,500		Don Quijote Co. Ltd.	1,830,251
259,000		Ebara Corp.	1,359,640
72,000		Fuji Heavy Industries	1,616,908
90,000		Hino Motors Ltd.	1,278,989
10,300		Japan Exchange Group, Inc.	945,588
57,000		JGC Corp.	1,902,205
66,000		JSR Corp.	1,283,299
Semi-Annual Shareholder Report
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
63,000		Kakaku.com, Inc.	$1,518,810
13,200	[1]	Livesense, Inc.	1,012,301
99,000		Matsui Securities Co. Ltd.	987,162
63,000		Ngk Spark Plug Co.	1,109,544
106,200		Park 24 Co. Ltd.	1,965,402
122,900		Shionogi and Co.	2,299,044
64,700		Ship Health Care Holdings, Inc.	2,350,001
33,000		Toyo Suisan Kaisha	1,061,015
40,100		United Arrows Ltd.	1,477,354
126,000		Yaskawa Electric Corp.	1,535,539
		TOTAL	31,340,758
		Jersey Channel Isle—0.8%
33,750		Delphi Automotive PLC	1,647,337
		Luxembourg—1.6%
7,935		Eurofins Scientific	1,555,724
181,748	[1]	SAF-Holland SA	1,831,055
		TOTAL	3,386,779
		Mexico—3.2%
177,592		Cemex S.A. de C.V., ADR	2,042,308
500,000	[1]	Genomma Lab Internacional SA	1,060,395
14,000		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,677,900
413,214		Mexichem SA de CV	1,899,816
		TOTAL	6,680,419
		Netherlands—1.5%
48,084		Koninklijke DSM NV	3,130,397
		Norway—2.8%
33,936		Fred Olsen Energy ASA	1,427,592
193,848		Petroleum Geo-Services ASA	2,865,199
70,000		Subsea 7 SA	1,539,915
		TOTAL	5,832,706
		Panama—1.5%
24,200		Copa Holdings SA, Class A	3,177,944
		Singapore—2.4%
239,000		City Developments Ltd.	2,031,651
1,660,000		Ezion Holdings Ltd.	2,982,801
		TOTAL	5,014,452
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—1.0%
37,130		Hotel Shilla Co.	$2,038,348
		Sweden—1.9%
73,200		Assa Abloy AB, Class B	2,918,173
31,854		Getinge AB, Class B	948,938
		TOTAL	3,867,111
		Switzerland—2.1%
37,735		Adecco SA	2,097,156
61,500	[1]	GAM Holding Ltd.	1,065,562
4,600		Partners Group Holding AG	1,168,829
		TOTAL	4,331,547
		Thailand—3.6%
2,615,400		Amata Corp. Public Co., Ltd.	1,820,408
528,000		Bangkok Dusit Medical Services Public Co., Ltd., GDR	2,932,483
1,800,000		Minor International PCL, GDR	1,597,034
9,000,000		Sansiri Public Co. Ltd.	1,193,680
		TOTAL	7,543,605
		United Kingdom—19.4%
327,844		Aberdeen Asset Management PLC	2,290,183
39,998		Aggreko PLC	1,080,678
65,969		Amec PLC	1,023,453
327,635		Ashtead Group PLC	3,074,280
56,987	[1]	ASOS PLC	3,362,872
66,000		Babcock International Group PLC	1,158,355
117,851		Burberry Group PLC	2,568,630
69,069		Croda International PLC	2,576,870
240,000		Filtrona PLC	2,535,456
126,041		InterContinental Hotels Group PLC	3,632,209
18,800		Intertek Testing Services PLC	916,005
389,000		Jupiter Fund Management PLC	1,897,616
102,746		Rightmove PLC	3,182,980
28,000		Schroders PLC	993,859
436,500	[1]	SOCO International PLC	2,550,703
252,863		Telecity Group PLC	3,717,673
230,000	[1]	Vectura Group PLC	303,842
270,282		Wood Group (John) PLC	3,496,713
		TOTAL	40,362,377
		TOTAL COMMON STOCKS (IDENTIFIED COST $145,735,871)	200,184,590
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		EXCHANGE-TRADED FUND—1.3%
		United States—1.3%
250,000		iShares MSCI Japan (IDENTIFIED COST $2,733,725)	$2,710,000
		MUTUAL FUND—1.2%
2,522,060	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	2,522,060
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $150,991,656)[4]	205,416,650
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	2,161,626
		TOTAL NET ASSETS—100%	$207,578,276
At May 31, 2013, the Fund had the following outstanding foreign exchange contract:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
6/5/2013	1,771,994 HKD	$228,270	$(8)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACT			$(8)
Unrealized Depreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$3,543,046	$—	$—	$3,543,046
International	37,686,412	158,955,132[1]	—	196,641,544
Exchange-Traded Fund	2,710,000	—	—	2,710,000
Mutual Fund	2,522,060	—	—	2,522,060
TOTAL SECURITIES	$46,461,518	$158,955,132	$—	$205,416,650
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(8)	$—	$(8)
1	Includes $118,855,905 of common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
HKD	—Hong Kong Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$38.37	$33.44	$35.24	$31.28	$20.27	$53.10
Income From Investment Operations:
Net investment income (loss)[1]	0.04	(0.02)	0.12	(0.06)	0.03	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.81	5.23	(2.08)	4.02	10.95	(26.58)
TOTAL FROM INVESTMENT OPERATIONS	3.85	5.21	(1.96)	3.96	10.98	(26.61)
Less Distributions:
Distributions from net investment income	—	(0.28)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(6.22)
TOTAL DISTRIBUTIONS	—	(0.28)	—	—	—	(6.22)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.16[3]	—	0.03[3]	—
Net Asset Value, End of Period	$42.22	$38.37	$33.44	$35.24	$31.28	$20.27
Total Return[4]	10.03%	15.78%	(5.11)%[3]	12.66%	54.32%[3]	(56.62)%
Ratios to Average Net Assets:
Net expenses	1.84%[5]	1.80%	1.80%[6]	1.80%	1.80%	1.82%
Net investment income (loss)	0.21%[5]	(0.06)%	0.33%	(0.18)%	0.14%	(0.08)%
Expense waiver/reimbursement[7]	0.16%[5]	0.20%	0.17%	0.20%	0.20%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,893	$147,268	$148,739	$197,294	$243,049	$180,093
Portfolio turnover	30%	46%	63%	62%	125%	55%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% and 0.15%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.80% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.73	$29.37	$31.20	$27.92	$18.23	$48.75
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.27)	(0.16)	(0.29)	(0.14)	(0.32)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.36	4.63	(1.82)	3.57	9.80	(23.98)
TOTAL FROM INVESTMENT OPERATIONS	3.25	4.36	(1.98)	3.28	9.66	(24.30)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(6.22)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.15[3]	—	0.03[3]	—
Net Asset Value, End of Period	$36.98	$33.73	$29.37	$31.20	$27.92	$18.23
Total Return[4]	9.64%	14.85%	(5.87)%[3]	11.75%	53.15%[3]	(56.98)%
Ratios to Average Net Assets:
Net expenses	2.64%[5]	2.60%	2.60%[6]	2.60%	2.60%	2.58%
Net investment income (loss)	(0.63)%[5]	(0.86)%	(0.47)%	(1.01)%	(0.65)%	(0.83)%
Expense waiver/reimbursement[7]	0.11%[5]	0.16%	0.12%	0.15%	0.16%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,108	$7,725	$10,232	$15,363	$20,141	$18,485
Portfolio turnover	30%	46%	63%	62%	125%	55%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.48% and 0.16%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.70	$29.35	$31.18	$27.90	$18.22	$48.70
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.27)	(0.15)	(0.28)	(0.14)	(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.35	4.62	(1.83)	3.56	9.79	(23.97)
TOTAL FROM INVESTMENT OPERATIONS	3.24	4.35	(1.98)	3.28	9.65	(24.26)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(6.22)
Redemption Fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.15[3]	—	0.03[3]	—
Net Asset Value, End of Period	$36.94	$33.70	$29.35	$31.18	$27.90	$18.22
Total Return[4]	9.61%	14.82%	(5.87)%[3]	11.76%	53.13%[3]	(56.95)%
Ratios to Average Net Assets:
Net expenses	2.64%[5]	2.60%	2.60%[6]	2.60%	2.60%	2.57%
Net investment income (loss)	(0.59)%[5]	(0.85)%	(0.46)%	(0.99)%	(0.64)%	(0.83)%
Expense waiver/reimbursement[7]	0.11%[5]	0.16%	0.12%	0.15%	0.16%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,714	$25,100	$29,057	$38,156	$44,062	$33,250
Portfolio turnover	30%	46%	63%	62%	125%	55%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% and 0.16%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,				Period Ended 11/30/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$38.63	$33.70	$35.45	$31.40	$20.30	$41.46
Income From Investment Operations:
Net investment income[2]	0.09	0.06	0.22	0.00[3]	0.08	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.84	5.24	(2.13)	4.05	10.99	(21.21)
TOTAL FROM INVESTMENT OPERATIONS	3.93	5.30	(1.91)	4.05	11.07	(21.16)
Less Distributions:
Distributions from net investment income	—	(0.37)	—	—	—	—
Redemption Fees	—	—	—	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	—	0.16[4]	—	0.03[4]	—
Net Asset Value, End of Period	$42.56	$38.63	$33.70	$35.45	$31.40	$20.30
Total Return[5]	10.17%	15.97%	(4.94)%[4]	12.90%	54.68%[4]	(51.04)%
Ratios to Average Net Assets:
Net expenses	1.64%[6]	1.60%	1.60%[7]	1.60%	1.60%	1.55%[6]
Net investment income	0.44%[6]	0.15%	0.56%	0.01%	0.31%	0.18%[6]
Expense waiver/reimbursement[8]	0.11%[6]	0.15%	0.12%	0.15%	0.16%	0.09%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,863	$21,175	$20,544	$36,945	$32,854	$20,018
Portfolio turnover	30%	46%	63%	62%	125%	55%[9]
1	Reflects operations for the period from March 31, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.45% and 0.15%, respectively, on the total returns.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.60% for the year ended November 30, 2011, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2008.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $2,522,060 of investment in an affiliated holding (Note 5) (identified cost $150,991,656)		$205,416,650
Cash denominated in foreign currencies (identified cost $517,760)		517,886
Receivable for investments sold		2,812,580
Income receivable		233,336
Receivable for shares sold		98,825
TOTAL ASSETS		209,079,277
Liabilities:
Payable for investments purchased	$896,052
Payable for shares redeemed	350,823
Unrealized depreciation on foreign exchange contracts	8
Payable for transfer and dividend disbursing agent fees and expenses	88,571
Payable for distribution services fee (Note 5)	47,623
Payable for portfolio accounting fees	41,019
Payable for shareholder services fee (Note 5)	4,611
Payable for Directors'/Trustees' fees (Note 5)	1,038
Accrued expenses (Note 5)	71,256
TOTAL LIABILITIES		1,501,001
Net assets for 5,022,693 shares outstanding		$207,578,276
Net Assets Consist of:
Paid-in capital		$140,950,204
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		54,099,557
Accumulated net realized gain on investments and foreign currency transactions		12,950,051
Distributions in excess of net investment income		(421,536)
TOTAL NET ASSETS		$207,578,276
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($150,892,778 ÷ 3,573,698 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$42.22
Offering price per share (100/94.50 of $42.22)	$44.68
Redemption proceeds per share (98.00/100 of $42.22)	$41.38
Class B Shares:
Net asset value per share ($7,108,071 ÷ 192,238 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$36.98
Offering price per share	$36.98
Redemption proceeds per share (92.50/100 of $36.98)	$34.21
Class C Shares:
Net asset value per share ($25,714,419 ÷ 696,053 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$36.94
Offering price per share	$36.94
Redemption proceeds per share (97.00/100 of $36.94)	$35.83
Institutional Shares:
Net asset value per share ($23,863,008 ÷ 560,704 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$42.56
Offering price per share	$42.56
Redemption proceeds per share (98.00/100 of $42.56)	$41.71
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $4,658 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $202,319)			$2,110,483
Expenses:
Investment adviser fee (Note 5)		$1,290,908
Administrative fee (Note 5)		80,536
Custodian fees		26,557
Transfer and dividend disbursing agent fees and expenses		216,895
Directors'/Trustees' fees (Note 5)		975
Auditing fees		14,560
Legal fees		3,927
Portfolio accounting fees		66,777
Distribution services fee (Note 5)		313,083
Shareholder services fee (Note 5)		41,576
Account administration fee (Note 2)		129
Share registration costs		26,188
Printing and postage		24,337
Insurance premiums (Note 5)		2,138
Taxes		7,722
Miscellaneous (Note 5)		36,560
TOTAL EXPENSES		2,152,868
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(108,991)
Waiver of distribution services fee	(37,734)
TOTAL WAIVERS AND REIMBURSEMENT		(146,725)
Net expenses			2,006,143
Net investment income			104,340
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including capital gain taxes withheld of $17,641)			13,066,608
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including foreign taxes withheld of $247,608)			6,408,125
Net realized and unrealized gain on investments and foreign currency transactions			19,474,733
Change in net assets resulting from operations			$19,579,073
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$104,340	$(359,427)
Net realized gain on investments and foreign currency transactions	13,066,608	9,010,939
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	6,408,125	20,607,253
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,579,073	29,258,765
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(1,241,042)
Institutional Shares	—	(226,144)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,467,186)
Share Transactions:
Proceeds from sale of shares	8,944,410	15,961,004
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,253,453
Cost of shares redeemed	(22,213,177)	(52,309,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,268,767)	(35,095,366)
Change in net assets	6,310,306	(7,303,787)
Net Assets:
Beginning of period	201,267,970	208,571,757
End of period (including distributions in excess of net investment income of $(421,536) and $(525,876), respectively)	$207,578,276	$201,267,970
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
May 31, 2013 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report
17

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended May 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class C Shares	$129
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $6 and $1,122, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$8
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(64,663)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(8)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	125,195	$5,108,244	247,796	$9,100,134
Shares issued to shareholders in payment of distributions declared	—	—	35,087	1,098,918
Shares redeemed	(389,758)	(15,820,829)	(892,075)	(31,817,583)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(264,563)	$(10,712,585)	(609,192)	$(21,618,531)
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	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,639	$309,889	14,203	$463,855
Shares redeemed	(45,398)	(1,633,103)	(133,525)	(4,194,118)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(36,759)	$(1,323,214)	(119,322)	$(3,730,263)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	48,202	$1,734,672	96,696	$3,108,064
Shares redeemed	(96,860)	(3,483,214)	(342,052)	(10,743,718)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(48,658)	$(1,748,542)	(245,356)	$(7,635,654)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	43,355	$1,791,605	90,720	$3,288,951
Shares issued to shareholders in payment of distributions declared	—	—	4,909	154,535
Shares redeemed	(30,740)	(1,276,031)	(157,208)	(5,554,404)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,615	$515,574	(61,579)	$(2,110,918)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(337,365)	$(13,268,767)	(1,035,449)	$(35,095,366)
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital.
4. Federal Tax Information
At May 31, 2013, the cost of investments for federal tax purposes was $150,991,656. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $54,424,994. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $56,928,648 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,503,654.
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At November 30, 2012, the Fund had a capital loss carryforward of $116,557 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short–Term	Long-Term	Total
2017	$116,557	NA	$116,557
5. Investment Adviser Fee and Other Transactions With Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $104,676 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$187,969	$(37,594)
Class B Shares	28,398	—
Class C Shares	96,716	(140)
TOTAL	$313,083	$(37,734)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $2,376 in sales charges from the sale of Class A Shares. FSC also retained $1,894 of CDSC relating to redemptions of Class B Shares.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class B Shares	$9,466
Class C Shares	32,110
TOTAL	$41,576
For the six months ended May 31, 2013, the Fund's Class A Shares did not incur a Service Fee. For the six months ended May 31, 2013, FSSC received $3,964 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding any tax reclaim recovery fees) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.80%, 2.60%, 2.60% and 1.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $4,315. Transactions involving the affiliated holding during the six months ended May 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	5,729,917
Purchases/Additions	48,193,314
Sales/Reductions	(51,401,171)
Balance of Shares Held 5/31/2013	2,522,060
Value	$2,522,060
Dividend Income	$4,658
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$59,020,761
Sales	$70,509,071
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,100.30	$9.63
Class B Shares	$1,000	$1,096.40	$13.80
Class C Shares	$1,000	$1,096.10	$13.80
Institutional Shares	$1,000	$1,101.70	$8.59
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.76	$9.25
Class B Shares	$1,000	$1,011.77	$13.24
Class C Shares	$1,000	$1,011.77	$13.24
Institutional Shares	$1,000	$1,016.75	$8.25
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.84%
Class B Shares	2.64%
Class C Shares	2.64%
Institutional Shares	1.64%
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Evaluation and Approval of Advisory Contract–May 2013
Federated International Small-Mid Company Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U730
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013